Note 12 - Trade and Other Receivables - Disclosure of Detailed Information About Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Trade receivables	$ 3,503	$ 4,671
Other	792	928
	$ 4,295	$ 5,599